POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015, AS

LAST SUPPLEMENTED AUGUST 3, 2015

Effective immediately, in the Section titled “Investment Restrictions,” numbered paragraphs (5) and (6) on page 7 are deleted and replaced with the following:

(5) Except for PowerShares CEF Income Composite Portfolio and PowerShares KBW High Dividend Yield Financial Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(6) With respect to PowerShares CEF Income Composite Portfolio and PowerShares KBW High Dividend Yield Financial Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

Effective immediately, in the Section titled “Investment Strategies and Risks—Investment Risks,” the subsection “Investment Companies” on page 22 is revised as follows:

The last sentence of the first paragraph is deleted and replaced with the following:

However, as a non-fundamental restriction, no Fund (except PowerShares KBW High Dividend Yield Financial Portfolio and PowerShares CEF Income Composite Portfolio) may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

The last paragraph is deleted.

Please Retain This Supplement For Future Reference.

P-PS-SAI-TRUSTII-SUP-4 092415

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

Important Notice Regarding Change in the Name for the PowerShares S&P 500® High Dividend Portfolio

(the “Fund”)

Effective September 25, 2015, the name of the Fund will change to the PowerShares S&P 500® High Dividend Low Volatility Portfolio. Therefore, on that date, all references to the name of the Fund in the Statement of Additional Information are replaced with PowerShares S&P 500® High Dividend Low Volatility Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.

P-PS-SAI-TRUSTII-SUP-3 092415